16. Segment Information: Schedule of Segment Reporting Information, by Segment (Details) (USD $)	3 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2013
Total revenues	$ 2,428,258	$ 2,373,293
Net loss	(2,751,841)	(3,580,717)
Interest expense, net	(1,269,076)	(1,023,593)
Total assets	11,998,089		12,374,050
Corporate
Net loss	(2,796,700)	(2,291,343)
Interest expense, net	1,269,076	1,023,593
Total assets	615,490	321,002
Property and equipment purchases	51,648	19,194
Depreciation, Depletion and Amortization, Nonproduction	29,833	21,536
Chronic Illness Monitoring
Total revenues	2,079,467	1,953,605
Net loss	347,642	(231,855)
Total assets	9,283,374	3,762,372
Depreciation, Depletion and Amortization, Nonproduction	28,610	28,610
CareServices
Total revenues	348,791	419,688
Net loss	(302,783)	(1,043,777)
Total assets	2,099,225	3,110,652
Property and equipment purchases		109,341
Depreciation, Depletion and Amortization, Nonproduction	237,139	248,278
Reagents
Total revenues		124,469
Net loss		(13,742)
Total assets		141,764
Property and equipment purchases		888
Depreciation, Depletion and Amortization, Nonproduction		3,240
Total
Total revenues	2,428,258	2,497,762
Net loss	(2,751,841)	(3,580,717)
Interest expense, net	1,269,076	1,023,593
Total assets	11,998,089	7,335,790
Property and equipment purchases	51,648	129,423
Depreciation, Depletion and Amortization, Nonproduction	$ 295,582	$ 301,664